Insured California Series 60
                                               File No. 33-48855
                                  Long Term Portfolio Series 123
                                               File No. 33-25184
                             Investment Company Act No. 811-3676


               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549
                 POST-EFFECTIVE AMENDMENT NO. 5
                           TO FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      A.   Exact name of Trust:

      DEAN WITTER SELECT MUNICIPAL TRUST
      INSURED CALIFORNIA SERIES 60
      LONG TERM PORTFOLIO SERIES 123

      B.   Name of Depositor:

           DEAN WITTER REYNOLDS INC.

      C. Complete address of Depositor's principal executive office:

           DEAN WITTER REYNOLDS INC.
           Two World Trade Center
           New York, New York  10048

      D.   Name and complete address of agent for service:

           Mr. Michael D. Browne
           Dean Witter Reynolds Inc.
           Unit Trust Department
           Two World Trade Center, 59th Floor
           New York, New York  10048

           Copy to:

           Kenneth W. Orce, Esq.
           Cahill Gordon & Reindel
           80 Pine Street
           New York, New York  10005

           Check box if it is proposed that this filing should

      /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

           Pursuant to Rule 429(b) under the Securities Act of
           1933, the Registration Statement and prospectus con-tained herein relates to Registration Statements
           Nos.:

                33-48855
                33-25184

                      Cross Reference Sheet
             Pursuant to Rule 404(c) of Regulation C
                under the Securities Act of 1933
          (Form N-8B-2 Items required by Instruction 1
                  as to Prospectus on Form S-6)

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

      I.  Organization and General Information

 1.   (a)  Name of Trust                Front Cover
      (b)  Title of securities issued

 2.   Name and address of Depositor     Table of Contents

 3.   Name and address of Trustee       Table of Contents

 4.   Name and address of principal     Table of Contents
      Underwriter

 5.   Organization of Trust             Introduction

 6.   Execution and termination of      Introduction; Amendment
      Indenture                         and Termination of the
                                        Indenture

 7.   Changes of name                   *30

 8.   Fiscal Year                       Included in Form N-8B-2

 9.   Litigation                        *30

      II.  General Description of the Trust
           and Securities of the Trust

 10.  General Information regarding
      Trust's Securities and Rights
      of Holders

      (a)  Type of Securities           Rights of Unit Holders
           (Registered or Bearer)

      (b)  Type of Securities           Administration of the
           (Cumulative or Distribu-     Trust-Distribution
           tive)

 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

      (c)  Rights of Holders as to      Redemption; Public Of-
           Withdrawal or Redemption     fering of Units-
                                        Secondary Market

      (d)  Rights of Holders as to      Public Offering of
           conversion, transfer, etc.   Units-Secondary Market;
                                        Exchange Option; Re-
                                        demption; Rights of
                                        Unit Holders-
                                        Certificates

      (e)  Lapses or defaults with      *30
           respect to periodic pay-
           ment plan certificates

      (f)  Voting rights as to Secu-    Rights of Unit Holders-
           rities under the Indenture   Certain Limitations

      (g)  Notice to Holders as to      Amendment and Termina-
           change in:                   tion of the Indenture

           1)   Assets of Trust         Administration of the
                                        Trust-Reports to Unit
                                        Holders; The Trust-
                                        Summary Description of
                                        the Portfolios

           2)   Terms and Conditions    Amendment and Termina-
                of Trust's Securities   tion of the Indenture

           3)   Provisions of Trust     Amendment and Termina-
                                        tion of the Indenture

           4)   Identity of Depositor   Sponsor; Trustee
                and Trustee

      (h)  Security Holders' consent
           required to change:

           1)   Composition of assets   Amendment and Termina-
                of Trust                tion of the Indenture



 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

           2)   Terms and conditions    Amendment and Termina-
                of Trust's Securities   tion of the Indenture

           3)   Provisions of Inden-    Amendment and Termina-
                ture                    tion of the Indenture

           4)   Identity of Depositor   *30
                and Trustee

      (i)  Other Provisions             Cover of Prospectus;
                                        Tax Status

 11.  Type of securities comprising     The Trust-Summary De-
      units                             scription of the Port-
                                        folios; Objectives and
                                        Securities Selection;
                                        The Trust-Special Con-
                                        siderations

 12.  Type of securities comprising     *30
      periodic payment certificates

 13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                        Information; Public Of-
                                        fering of Units-Public
                                        Offering Price;-Profit
                                        of Sponsor;-Volume Dis-
                                        count; Expenses and
                                        Charges

      (b)  Certain information re-      *30
           garding periodic payment
           certificates

      (c)  Certain percentages          Summary of Essential
                                        Information; Public Of-
                                        fering of Units-Public
                                        Offering Price;-Profit
                                        of Sponsor;-Volume Dis-
                                        count




 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

      (d)  Price differentials          Public Offering of
                                        Units - Public Offering
                                        Price

      (e)  Certain other fees, etc.     Rights of Unit Holders
           payable by holders           - Certificates

      (f)  Certain profits receivable   Redemption -- Purchase
           by depositor, principal      by the Sponsors of
           underwriters, trustee or     Units Tendered for Re-
           affiliated persons           demption

      (g)  Ratio of annual charges to   *30
           income

 14.  Issuance of trust's securities    Introduction; Rights of
                                        Unit Holders - Certifi-
                                        cates

 15.  Receipt and handling of pay-      Public Offering of
      ments from purchasers             Units-Profit of Sponsor

 16.  Acquisition and disposition of    Introduction; Amendment
      underlying securities             and Termination of the
                                        Indenture; Objectives
                                        and Securities Selec-
                                        tion; The Trust-Summary
                                        Description of the
                                        Portfolio; Sponsor-
                                        Responsibility

 17.  Withdrawal or redemption by Se-   Redemption; Public Of-
      curity Holders                    fering of
                                        Units-Secondary Market

 18.  (a)  Receipt and disposition of   Administration of the
           income                       Trust; Reinvestment
                                        Programs

      (b)  Reinvestment of distribu-    Reinvestment Programs
           tions



 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

      (c)  Reserves or special fund     Administration of the
                                        Trust-Distribution

      (d)  Schedule of distribution     *30

 19.  Records, accounts and report      Administration of the
                                        Trust-Records and Ac-
                                        counts;-Reports to Unit
                                        Holders

 20.  Certain miscellaneous provi-      Amendment and Termina-
      sions of the Indenture            tion of the Indenture;
                                        Sponsor - Limitation on
                                        Liability - Resigna-
                                        tion; Trustee -- Limi-
                                        tation on Liability-
                                        Resignation

 21.  Loans to security holders         *30

 22.  Limitations on liability          Sponsor, Trustee;
                                        Evaluator - Limitation
                                        on Liability

 23.  Bonding arrangements              Included on Form N-8B-2

 24.  Other material provisions of      *30
      the Indenture

      III.  Organization Personnel and
            Affiliated Persons of Depositor

 25.  Organization of Depositor         Sponsor

 26.  Fees received by Depositor        Expenses and Charges -
                                        Fees; Public Offering
                                        of Units-Profit of
                                        Sponsor

 27.  Business of Depositor             Sponsor and Included in
                                        Form N-8B-2



 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

 28.  Certain information as to offi-
      cials and affiliated persons of
      DeposItor                         Included in Form N-8B-2

 29.  Voting securities of Depositor    Included in Form N-8B-2

 30.  Persons controlling Depositor     *30

 31.  Payments by Depositor for cer-    *30
      tain other services

 32.  Payments by Depositor for cer-    *30
      tain other services rendered to
      trust

 33.  Remuneration of employees of      *30
      Depositor for certain services
      rendered to trust

 34.  Remuneration of other persons     *30
      for certain services rendered
      to trust

      IV.  Distribution and Redemption of Securities

 35.  Distribution of trust's securi-   Public Offering of
      ties by states                    Units-Public Distribu-
                                        tion

 36.  Suspension of sales of trust's    *30
      securities

 37.  Revocation of authority to dis-   *30
      tribute

 38.  (a)  Method of distribution       Public Offering of
      (b)  Underwriting agreements      Units
      (c)  Selling agreements

 39.  (a)  Organization of principal    Sponsor
           underwriter
      (b)  N.A.S.D. membership of
           principal underwriter

 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

 40.  Certain fees received by prin-    Public Offering of
      cipal underwriter                 Units-Profit of Sponsor

 41.  (a)  Business of principal un-    Sponsor
           derwriter

      (b)  Branch officers of princi-   *30
           pal underwriter

      (c)  Salesman of principal un-    *30
           derwriter

 42.  Ownership of trust's securities   *30
      by certain persons

 43.  Certain brokerage commissions     *30
      received by principal under-
      writer

 44.  (a)  Method of valuation          Public Offering of
                                        Units

      (b)  Schedule as to offering      *30
           price

      (c)  Variation in offering        Public Offering of
           price to certain persons     Units--Volume Discount;
                                        Exchange Option

 45.  Suspension of redemption rights   *30

 46.  (a)  Redemption valuation         Public Offering of
                                        Units-Secondary Market;
                                        Redemption

      (b)  Schedule as to redemption    *30
           price

 47.  Maintenance of position in un-    See items 10(d), 44 and
      derlying securities               46

      V.  Information concerning the Trustee or Custodian


 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

 48.  Organization and regulation of    Trustee
      Trustee

 49.  Fees and expenses of Trustee      Expenses and Charges

 50.  Trustee's lien                    Expenses and Charges

      VI.  Information concerning Insurance
           of Holders of Securities

 51.  (a)  Name and address of Insur-   *30
           ance Company

      (b)  Type of policies             *30

      (c)  Type of risks insured and    *30
           excluded

      (d)  Coverage of policies         *30

      (e)  Beneficiaries of policies    *30

      (f)  Terms and manner of can-     *30
           cellation

      (g)  Method of determining pre-   *30
           miums

      (h)  Amount of aggregate premi-   *30
           ums paid

      (i)  Who receives any part of     *30
           premiums

      (j)  Other material provisions    *30
           of the Trust relating to
           insurance

      VII.  Policy of Registrant





 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

 52.  (a)  Method of selecting and      Introduction; Objec-
           eliminating securities       tives and Securities
           from the Trust               Selection; The Trust -
                                        Summary Description of
                                        the Portfolio; Sponsor
                                        - Responsibility

      (b)  Elimination of securities    *30
           from the Trust

      (c) Policy of Trust regarding Introduction; Objec-substitution and elimina- tives and Securities
           tion of securities           Selection; Sponsor -
                                        Responsibility

      (d)  Description of any funda-    *30
           mental policy of the Trust

 53.  Taxable status of the Trust       Cover of Prospectus;
                                        Tax Status

      VIII.  Financial and Statistical Information

 54.  Information regarding the         *30
      Trust's past ten fiscal years

 55.  Certain information regarding     *30
      periodic payment plan certifi-
      cates

 56.  Certain information regarding     *30
      periodic payment plan certifi-
      cates

 57.  Certain information regarding     *30
      periodic payment plan certifi-
      cates

 58.  Certain information regarding     *30
      periodic payment plan certifi-
      cates



 __________________

 *30  Not applicable, answer negative or not required.

 Form N-8B-2                            Form S-6
 Item Number                            Heading in Prospectus

 59.  Financial statements              Statement of Financial
      (Instruction 1(c) to Form S-6)    Condition










































 __________________

 *30  Not applicable, answer negative or not required.

 LOGO

 DEAN WITTER SELECT
 MUNICIPAL TRUST


 INSURED CALIFORNIA SERIES 60

 Standard & Poor's Corporation Rating:  AAA

 LONG TERM PORTFOLIO SERIES 123

 (Unit Investment Trusts)



 These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-ers) and, in the case of the Insured California Trust only, is exempt from State of California income taxes to individual Unit Holders resident in the State of California, through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obliga-tions. The value of the Units of each of the Trusts will fluc-tuate with the value of the portfolio of underlying Securities. The Units of the Insured California Trust only are rated AAA by Standard & Poor's Corporation because all of the Securities have been irrevocably insured by insurance provided by the re-spective Issuers thereof or obtained by third parties. Dean Witter Select Municipal Trust, Long Term Portfolio Series 123 and Dean Witter Select Municipal Trust, Insured California Se-ries 60 are each one of a series of unit investment trusts. Minimum Purchase: 1 Unit.


 This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of each Trust. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.


 The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.



 Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 Read and retain both parts of this Prospectus for future refer-ence.

 Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not fed-erally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

            Prospectus Part A dated December 11, 1997

 THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

 THE USE OF THE TERM "INSURED" IN THE NAME OF A TRUST DOES NOT
 MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL OR
 PRIVATE ORGANIZATION.  THE TRUSTS UNITS ARE NOT INSURED.

               DEAN WITTER SELECT MUNICIPAL TRUST
                  INSURED CALIFORNIA SERIES 60
                 LONG TERM PORTFOLIO SERIES 123

                        TABLE OF CONTENTS

                                                          Page
 PART A

 Table of Contents.....................................    A-1
 Summary of Essential Information......................    A-3
      The Insured California Trust.....................   A-11
      The Long Term Uninsured Trust....................   A-20
 Independent Auditor's Report..........................    F-1

 PART B

 Introduction..........................................      1
 The Trust.............................................      2
      Special Considerations...........................      2
      Summary Description of the Portfolios............      3
 Insurance on the Securities in an Insured Trust.......     21
 Objectives and Securities Selection...................     25
 The Units.............................................     26
 Tax Status............................................     27
 Public Offering of Units..............................     32
      Public Offering Price............................     32
      Public Distribution..............................     33
      Secondary Market.................................     34
      Profit of Sponsor................................     35
      Volume Discount..................................     35
 Exchange Option.......................................     36
 Reinvestment Programs.................................     37
 Redemption............................................     38
      Tender of Units..................................     38
      Computation of Redemption Price per Unit.........     39
      Purchase by the Sponsor of Units Tendered             39
       for Redemption .................................
 Rights of Unit Holders................................     40
      Certificates.....................................     40
      Certain Limitations..............................     40

                                                          Page
 Expenses and Charges..................................     40
      Initial Expenses.................................     40
      Fees.............................................     40
      Other Charges....................................     41
 Administration of the Trust...........................     42
      Records and Accounts.............................     42
      Distribution.....................................     42
      Distribution of Interest and Principal...........     42
      Reports to Unit Holders..........................     44
 Sponsor...............................................     45
 Trustee...............................................     47
 Evaluator.............................................     48
 Amendment and Termination of the Indenture............     49
 Legal Opinions........................................     50
 Auditors..............................................     50
 Bond Ratings..........................................     50
 Federal Tax Free vs. Taxable Income...................     54


                            Sponsor:

                    Dean Witter Reynolds Inc.
                     Two World Trade Center
                    New York, New York  10048

                           Evaluator:

                  Kenny S&P Evaluation Services
               A Division of J.J. Kenny Co., Inc.
                           65 Broadway
                    New York, New York  10006

                            Trustee:

                    The Chase Manhattan Bank
                         270 Park Avenue
                    New York, New York  10017

 NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                       INSURED CALIFORNIA SERIES 60

                                         As of September 30, 1997




FACE AMOUNT OF SECURITIES          $2,915,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0164%
NUMBER OF UNITS                            2,908
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN                        Public Offering Price)<F2>              5.440%
  THE TRUST REPRESENTED BY EACH UNIT   1/2,908th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>              4.095%

  Aggregate bid side evaluation
    of Securities in the Trust     $3,081,681.00      MONTHLY INTEREST DISTRIBUTIONS

  Divided by 2,908 Units           $    1,059.73        Estimated net annual interest rate
                                                          per Unit times $1,000                 $58.89
  Plus sales charge of 2.114% of                        Divided by 12                           $ 4.91
    Public Offering Price (2.160%
    of net amount invested in                         RECORD DATE:  The ninth day of each month
    Securities)                            22.89
                                                      DISTRIBUTION DATE:  The fifteenth day
Public Offering Price per Unit          1,082.62        of each month

  Plus undistributed principal                        MINIMUM PRINCIPAL DISTRIBUTION:  No
    and net investment income and                       distribution need be made from the
    accrued interest                      19.96<F1>     Principal Account if balance therein
                                                        is less than $1 per Unit outstanding
    Adjusted Public Offering Price $   1,102.58
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES
SPONSOR'S REPURCHASE PRICE AND                          (including estimated expenses and
  REDEMPTION PRICE PER UNIT (based                      Evaluator's fee) $1.95 per $1,000
  on bid side evaluation of under-                      face amount of underlying Securities    $ 1.95
  lying Securities, $47.44 less
  than Adjusted Public Offering                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  Price per Unit)                  $   1,079.69         FEE:  Maximum of $.25 per $1,000 face
                                                        amount of underlying Securities            .25
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                       TOTAL ESTIMATED ANNUAL EXPENSES PER UNIT  $ 2.20
  (based on face amount of $1,000
  per Unit)                                           EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        $.40 per issue of Security
  Annual interest rate per Unit           6.109%
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Less estimated annual expenses per
    Unit ($2.20) expressed as a                       MANDATORY TERMINATION DATE:  January 1, 2041
    percentage                             .220%
                                                      DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
Estimated net annual interest rate                      may be terminated by the Sponsor if the
  per Unit                                5.889%        value of the portfolio of the Trust at any
                                                        time is less than $1,218,000.


    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on September 30, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.

                                                A-3


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 123

                                         As of September 30, 1997




FACE AMOUNT OF SECURITIES          $2,380,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT              .0172%
NUMBER OF UNITS                            2,361
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F13>            5.603%
 TRUST REPRESENTED BY EACH UNIT        1/2,361th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F14>            4.593%

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust     $2,526,815.00
                                                        Estimated net annual interest rate
  Divided by 2,361 Units           $    1,070.23          per Unit times $1,000                $62.02
                                                        Divided by 12                          $ 5.17
  Plus sales charge of 3.307% of
    Public Offering Price (3.420%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                            36.60      DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per Unit          1,106.83
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
  Plus undistributed principal and                      distribution need be made from the
    net investment income and                           Principal Account if balance therein
    accrued interest                      22.23<F12>    is less than $1 per Unit outstanding

    Adjusted Pubic Offering Price  $    1,129.06      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $2.06 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities   $ 2.06
  (based on bid side evaluation of
  underlying Securities, $36.60                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public                             FEE:  Maximum of $.25 per $1,000 face
  Offering Price per Unit)         $    1,092.46        amount of underlying Securities           .25

CALCULATION OF ESTIMATED NET                          TOTAL ESTIMATED ANNUAL EXPENSES PER UNIT $ 2.31
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000 per                 EVALUATOR'S FEE FOR EACH EVALUATION:
  Unit)                                                 $.40 per issue of Security

  Annual interest rate per Unit            6.433%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2041
    Unit ($2.31) expressed as a
    percentage                              .231%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per Unit                                 6.202%       time is less than $1,200,000.


    <F12>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on September 30, 1997.

    <F13>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-4


                SUMMARY OF ESSENTIAL INFORMATION
                           (Continued)

           THE TRUSTS -- The Dean Witter Select Municipal Trust, Insured California Series 60 (the "Insured California Trust") and Long Term Portfolio Series 123 (the "Long Term Uninsured Trust") are two separate unit investment trusts (collectively, the "Trusts") created on October 14, 1992 (the "Date of De-posit"), under the laws of the State of New York pursuant to an Indenture as defined in Part B. Each of the Trusts is composed of "investment grade" long-term interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of each Trust are: (1) the receipt of income which, under existing law, is excludable from gross in-come for Federal income tax purposes (except in certain in-stances depending on the Unit Holders) and, in the case of the Insured California Trust only, is exempt from State of Califor-nia income taxation to individual Unit Holders resident in the State of California; and (2) the conservation of capital. The payment of interest and the preservation of principal of the Trusts is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securi-ties. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in each of the Portfolios are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax coun-sel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of the Insured California Trust only, is exempt from State of California income taxes when owned by individual Unit Hold-ers resident in the State of California. (For a discussion of certain tax aspects of the Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of the Insured California Trust, see: "Special Considerations Regard-ing California Securities -- California Tax Status", herein.)

           OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

           INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Se-curities in the Insured California Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the Insured California Trust or not. Bond Insurance on all Se-curities in the Insured California Trust relates only to the Securities in such Insured California Trust and not to the Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its obligations under a pol-icy of Bond Insurance relating to a Security in the Insured California Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured California Trust only, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be re-tained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

           MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by each Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
 "Reinvestment Programs", in Part B.)

           PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying securities, di-vided by the number of Units outstanding, plus a sales charge which may be calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

           ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluc-tuations in the bid side evaluation of the underlying Securi-ties. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Es-timated Annual Income and Current Return", in Part B.)

           MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the un-derlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

           SPECIAL CONSIDERATIONS -- An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Insured Califor-nia Trust is considered to be concentrated in Tax Allocation Securities and Pre-refunded/Escrowed to Maturity(43.13% and 25.10%, respectively, of the aggregate market value of the In-sured California Trust Portfolio). The Long Term Uninsured Trust is considered to be concentrated in Health Care and Hos-pital Securities (47.52% of the aggregate market value of the Long Term Uninsured Trust Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "The Insured Cali-fornia Trust" or "The Long Term Uninsured Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

           OTHER INFORMATION -- The Securities in the Portfolio of each Trust were chosen in part on the basis of their respec-tive maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The ma-turity date of each of the Trusts is January 1, 2041. The lat-est maturity of a Security in the Insured California Trust is May 2024; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is
 17.735 years. The latest maturity of a Security in the Long Term Uninsured Trust is January 2032; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 17.809 years. The actual maturity dates of each of the Securities contained in each Trust are shown on the respective "Schedule of Portfolio Securities", herein.

           The Trustee shall receive annually .75 cents per $1,000 principal amount of Securities in each Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be in-curred by a Trust.

           SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

           The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such cal-culations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity dated un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.

                                (as % of bid     (as % of Public
 Time to Maturity              side evaluation)  Offering Price)

 Less than one year............             0%              0%
 1 year to less than 2 years...         0.756%            0.75%
 2 years to less than 4 years..         1.523%            1.50%
 4 years to less than 7 years..         2.564%            2.50%
 7 years to less than 11 years.         3.627%            3.50%
 11 years to less than 15 years         4.712%            4.50%
 15 years and greater..........         5.820%            5.50%

           The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth be-low.



                                               Dealer Concession
                             % of Effective    as % of Effective
     Number of Units          Sales Charge       Sales Charge

 1-99....................        100%                 65%
 100-249.................         95%                 62%
 250-499.................         85%                 55%
 500-999.................         70%                 45%
 1,000 or more...........         55%                 35%

           To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

           Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Of-fering Price (3.093% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

           Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

           For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
 Part B.

           Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is re-placed with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office lo-cated at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, re-spectively.

                  THE INSURED CALIFORNIA TRUST

           The Portfolio of the Insured California Trust con-sists of eight issues of Securities, all of which were issued by Issuers located in California. None of the issues of Secu-rities is a general obligation of an Issuer. All eight issues of Securities, while not backed by the taxing power of the Is-suer, are payable from revenues or receipts derived from spe-cific projects or other available sources. The Insured Cali-fornia Trust contains the following categories of Securities:

                                      Percentage of Aggregate
                                Market Value of Trust Portfolio
   Category of Security              (as of November 1 1996)

 Electric and Power................            15.18%
 Tax Allocation....................            43.13%
 Water and Sewer...................            16.59%
 Prerefunded/Escrowed to Maturity..            25.10%
 Original Issue Discount...........            88.01%

           See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Insured California Trust. See: "Tax Status", in Part B, for a discus-sion of certain tax considerations with regard to Original Is-sue Discount.

           Of the Original Issue Discount bonds in the Insured California Trust, approximately 1.72% of the aggregate princi-pal amount of the Securities in the Insured California Trust (or .50% of the market value of all Securities in the Insured California Trust on November 21, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

           On November 21, 1997, based on the bid side of the market, the aggregate market value of Securities in the Insured
 California Trust was $3,080,297.21.

           The Securities in the Insured California Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies:
 AMBAC: 8.30%; FGIC: 16.59%; and MBIA: 75.11%.a

 a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured Califor-

                                Footnote continued on next page.

           On November 1, 1996, all of the Securities in the In-sured California Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum re-quirements of the Insured California Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

     SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

           The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may im-pair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete descrip-tion.

           In 1978, Proposition 13, an amendment to the Califor-nia Constitution, was approved, limiting real property valua-tion for property tax purposes and the power of local govern-ments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 pro-vided for assistance to local governments, including their dis-tribution of the then-existing surplus in the General Fund, re-allocation of revenues to local governments, and assumption by State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger
 v. Hahn, the United States Supreme Court upheld certain provi-sions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

           In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of

 Footnote continued from previous page.

      nia Trust on November 21, 1997.

 the State and local government entities. In general, the ap-propriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The "appropriations limit" does not in-clude appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

           In a government entity raises revenues beyond its "appropriation limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subse-quent fiscal years, generally by a tax credit, refund or tempo-rary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and re-demption charges, including the funding of any reserve or sink-ing fund required in connection therewith, on indebtedness ex-isting or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addi-tion, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

           In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax lev-ied for other than general governmental purposes) imposed by local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the impo-sition of ad valorem taxes on real property by local governmen-tal entities except as permitted by the Proposition 13 amend-ment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments,
 (vi) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provi-sions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attribut-able to the tax levied in violation of the initiative, and

 (viii) permits these provisions to be amended exclusively by the voters of the State of California.

           In September 1995, the California Supreme Court up-held the constitutionality of Proposition 62, creating uncer-tainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

           In November 1988, California voters approved Proposi-tion 98. This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be re-turned by revisions of tax rates or fee schedules, be trans-ferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instruc-tional improvement and accountability. No such transfer or al-location of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. All funds allocated to the State School Fund shall cause the appro-priation limits to be annually increased for any such alloca-tion made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

           In November 1996, California voters approved Proposi-tion 218. This initiative applied the provisions of Proposi-tion 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposi-tion 218, charter cities could levy certain taxes such as tran-sient occupancy taxes and utility user's taxes without a popu-lar vote. Proposition 218 will also limit the authority of lo-cal governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously authorized taxes, assessments, fees and charges.

           Certain tax-exempt securities in which the State Trust may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by spe-cific properties, which are subject to provisions of California law that could adversely affect the holders of such obliga-tions. For example, the revenues of California health care in-stitutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

           From 1990 to 1993, California (the "State") faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceed 800,000. California's economy has been re-covering and growing steadily stronger since the start of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemploy-ment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were cre-ated in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of North-ern California. Personal income grew by over 7 percent of $55 billion in 1996. The residential construction sector of the State's economy remained weak in 1996, with permits for new housing increasing modestly from the previous year. In addi-tion, the restructuring and consolidation occurring in Califor-nia's aerospace and financial services industries, while aimed at making the companies involved more efficient and competitive in the longer term, has produced some negative economic conse-quences in the shorter term, including uncertain job outlook for many workers.

           The recession affected State tax revenues, which mir-ror economic conditions. It has also caused increased expendi-tures of health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and commu-nity college, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Funds. (The General Fund, the State's main op-erating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has expe-rienced recurring budget deficits. With the end of the reces-sion, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare pro-grams, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

           On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools"), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in munici-pal bonds allowed the county to pay off the last of its credi-tors. On January 7, 1997, Orange County returned to the mu-nicipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23 percent.

           Los Angeles County, the nation's largest county, is also experiencing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded for the third time since 1992 as a result of, among other things severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving Cali-fornia economy, on the 1997-1998 budget is still uncertain.

                   1997-98 Fiscal Year Budget

           On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an
 8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million June 30, 1997 to $112 million at June 30, 1998. The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State imple-mented its annual cash flow borrowing programs, issuing $3 bil-lion of notes which mature on June 30, 1998.

           The following are major features of the 1997-98
 Budget Act:

           1. For the second year in a row, the Budget con-tains a large increase in funding for K-14 education, reflect-ing strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spend-ing is allocated to prior fiscal years.

           2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pen-sion contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In May 1997, the California Supreme Court in PERS v. Wilson made final a judg-ment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contri-butions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. No provision exists for any additional payments relating to this court case.

           3. Continuing the third year of a four-year "compact" which the State Administration has made with higher education units, funding from the General Fund for the Univer-sity of California and California State University has in-creased by about 6 percent ($121 million and $107 million, re-spectively), and there was no increase in student fees.

           4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

           5. Health and welfare costs are contained, continu-ing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs reform program.

           6. Unlike prior years, this Budget Act does not de-pend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, is included in the Budget Act, to offset incar-ceration costs for illegal immigrants.

           7. The Budget Act contains no tax increases, and no tax reductions. The Renters Tax Credit was suspended for an-other year, saving approximately $500 million.

           After enactment of the Budget Act, and prior to the end of the Legislative Session on September 13, 1997, the Leg-islature and the Governor reaches certain agreements related to State expenditures and taxes. The Legislature passed a bill restoring $203 million of education-related expenditures which the Governor had vetoed in the original Budget Act, based agreement with the Governor on an education testing program. The Legislature also passed a bill to restore $48 million of welfare cost savings which had been part of earlier legislation vetoed by the Governor. The Legislature also passed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the legislation already signed by the Governor are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and re-form of funding for county trial courts, with State to assume greater financial responsibility.

           THE FOREGOING DISCUSSION OF THE 1997-98 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

 State Indebtedness

           As of November 1, 1997, the State had over $18.23 billion aggregate amount of its general obligation bonds out-standing. General obligation bond authorizations in an aggre-gate amount of approximately $7.26 billion remained unissued as of November 1, 1997. The State also builds and acquires capi-tal facilities through the use of lease purchase borrowing. As of November 1, 1997, the State had approximately $6.09 billion of outstanding Lease-Purchase Debt.

           In addition to the general obligation bonds, State agencies and authorities had approximately $22.24 billion ag-gregate principal amount of revenue bonds and notes outstanding as of September 30, 1997. Revenue bonds represent both obliga-tions payable from State revenue-producing enterprises and pro-jects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the such revenue bonds. Such enter-prises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

 Litigation

           The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceed-ings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

 Ratings

           Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improv-ing economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+. In October 1997, Fitch raised its rating from A+ to AA- referring to Califor-nia's fundamental strengths, the extent of economic recovery and the return of financial stability.

           The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Prelimi-nary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this infor-mation, it has no reason to believe that such information is not correct in all material respects.

                      California Tax Status

           On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
 California state income tax law which read as follows:

           The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

           The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the In-sured Trust under the income tax laws of the State of California;

           Interest on the bonds held by the Insured Trust to the extent that such interest in exempt from taxation un-der California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purpose of deter-mining its franchise tax liability;

           Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at ma-turity) or when the Unit holder redeems or sells his

      Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction re-quirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond is-sue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust dis-poses of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

           Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of Cali-fornia;

           Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

           Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so exclud-able if paid as interest by the respective issuer.

           In the opinion of Paul, Hastings, Janofsky & Walker,
 LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

                  THE LONG TERM UNINSURED TRUST

           The Portfolio of the Long Term Uninsured Trust con-sists of twelve issues of Securities, which were issued by Is-suers located in nine states. None of the issues of Securities is a general obligation of an Issuer. All twelve issues of Se-curities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Long Term Uninsured Trust contains the following categories of Securities:


                                      Percentage of Aggregate
                              Market Value of Trust Portfolio
 Category of Security                 (as of November 1,1996)

 General Revenue Lease Payment....             27.43%
 Health Care and Hospital.........             47.52%
 Housing..........................               .50%
 Water and Sewer..................             12.59%
 Prerefunded/Escrowed to Maturity.             11.96%
 Original Issue Discount..........             59.59%

           See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Long Term Uninsured Trust. See: "Tax Status", in Part B, for a discus-sion of certain tax considerations with regard to Original Is-sue Discount.

           Of the Original Issue Discount bonds in the Long Term Uninsured Trust, approximately 1.72% of the aggregate principal amount of the Securities in the Long Term Uninsured Trust (or .50% of the market value of all Securities in the Long Term Un-insured Trust on November 21, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

           Securities representing approximately 6.86% of the aggregate market value of the Portfolio are subject to redemp-tion at the option of the Issuer thereof beginning in 1999, re-spectively. (See: "Schedule of Portfolio Securities," herein, and "The Trust -- Summary Description of the Portfolios -- Ad-ditional Securities Considerations -- Redemption of Securi-ties," in Part B.)

           On November 21, 1997, based on the bid side of the market, the aggregate market value of Securities in the Long
 Term Uninsured Trust was $2,474,590.91.

           On November 21, 1997, Standard & Poor's Corporation rated eight of the Securities in the Long Term Uninsured Trust as follows: 14.16%-AAA, 13.09%-AA and 50.20%-A; and Moody's In-vestors Service rated four of the Securities as follows: 6.86% Aaa, and 15.69%-A. (See: the respective "Schedule of Portfo-lio Securities", herein, and "Bond Ratings", in Part B.) A Se-curity in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum require-ments of the Long Term Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Se-curity from the Portfolio.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT
THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA SERIES 60
LONG TERM PORTFOLIO SERIES 123


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust Insured California Series 60 and Long Term Portfolio Series 123 as of September 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Series 60 and Long Term Portfolio Series 123 as of September 30, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP




October 31, 1997
New York, New York










                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA SERIES 60

                              September 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,854,866) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,081,681

Accrued interest receivable                                           38,423

Cash                                                                  24,034

           Total                                                   3,144,138


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 4,044

   Accrued Sponsor's fees                                              1,783

            Total liabilities                                          5,827


Net Assets:

   Balance applicable to 2,908 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $226,815                     $3,081,681

      Undistributed principal and net investment
        income (Note (b))                                56,630


           Net assets                                             $3,138,311

Net asset value per Unit ($3,138,311 divided by 2,908 Units)      $ 1,079.20




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA SERIES 60



                                             For the years ended September 30,
                                                1997       1996       1995


Investment income - interest                  $181,317   $184,009   $186,596

Less Expenses:

   Trustee's fees and expenses                   5,767      5,851      5,939

   Sponsor fees                                    739        750        761

           Total expenses                        6,506      6,601      6,700

           Investment income - net             174,811    177,408    179,896

Net gain on investments:

   Realized gain on securities sold or
     redeemed                                    4,639      7,464       -

   Net unrealized market appreciation           92,668     44,687    119,441

            Net gain on investments             97,307     52,151    119,441

Net increase in net assets resulting from
  operations                                  $272,118   $229,559   $299,337




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA SERIES 60



                                          For the years ended September 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  174,811   $  177,408   $  179,896

   Realized gain on securities sold or
     redeemed                                4,639        7,464         -

   Net unrealized market appreciation       92,668       44,687      119,441

           Net increase in net assets
             resulting from operations     272,118      229,559      299,337


Less Distributions to Unit Holders:

   Investment income - net                (173,757)    (176,417)    (179,046)

           Total distributions            (173,757)    (176,417)    (179,046)


Less Capital Share Transactions:

   Redemption of 50 Units and 87
     Units, respectively                   (52,389)     (91,452)        -

   Accrued interest on redemption             (978)      (1,757)        -

            Total capital share
              transactions                 (53,367)     (93,209)        -

Net increase (decrease) in net assets       44,994      (40,067)     120,291

Net assets:

   Beginning of year                     3,093,317    3,133,384    3,013,093

   End of year (including undistributed
     principal and net investment income
     of $56,630 and $45,230, and undis-
     tributed net investment income of
     $60,828, respectively)             $3,138,311   $3,093,317   $3,133,384




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        INSURED CALIFORNIA SERIES 60

                             September 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 14, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        INSURED CALIFORNIA SERIES 60

                             September 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 14, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1997 follows:

       Original cost to investors                                $3,134,087
       Less:  Gross underwriting commissions (sales charge)        (153,557)
       Net cost to investors                                      2,980,530
       Cost of securities sold or redeemed                         (130,000)
       Unrealized market appreciation                               226,815
       Accumulated interest accretion                                 4,336
       Net amount applicable to investors                        $3,081,681

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                          For the years ended September 30,
                                           1997           1996        1995

       Net investment income
         distributions during year      $   58.99     $   58.92   $   58.80

       Net asset value at end of year   $1,079.20     $1,045.75   $1,029.03
       Trust Units outstanding at
         end of year                        2,908         2,958       3,045

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     INSURED CALIFORNIA SERIES 60

                                          September 30, 1997



Port-                                                                                                  Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund       Refunding         Market
 No.   Title of Securities            <F3>      Amount      Rate       Date       Redemptions<F5>    Redemptions<F4>   Value<F6><F7>

  1. Calleguas Municipal Water
     District Certificates of
     Participation Water System
     Improvement Project, Series
     1991 (Refunded) (AMBAC
     Insured) <F8><F9>                AAA    $  235,000     6.250%   07/01/17     NONE              07/01/01@102     $  257,290

  2. Eastern Municipal Water
     District Water and Sewer
     Revenue Refunding Certifi-
     cates of Participation,
     Series 1991A (FGIC Insured)
     <F11>                            AAA       480,000     6.300    07/01/20     07/01/10@100      07/01/01@101        511,325

  3. Local Government Finance
     Joint Powers Authority Reve-
     nue Bonds, Anaheim Redevel-
     opment Agency, 1986 Issue A
     (MBIA Insured) (Escrowed to
     Maturity) <F10>                  AAA        50,000     0.000    09/01/16     NONE              NONE                 18,078

  4. Community Redevelopment
     Agency of the city of Los
     Angeles Hollywood Redevelop-
     ment Project Tax Allocation
     Bonds, Series B (MBIA
     Insured) <F10>                   AAA       350,000     6.100    07/01/22     07/01/18@100      07/01/02@102        367,916

  5. Orange County Financing
     Authority 1992 Tax Alloca-
     tion Revenue Bonds, Series
     A (Neighborhood Development
     and Preservation Project)
     (MBIA Insured) <F10>             AAA       450,000     6.250    09/01/14     09/01/07@100      09/01/01@102        484,704

  6. Pinole Redevelopment
     Agency Pinole Vista Redevel-
     opment Project Tax Alloca-
     tion Bonds, Series 1992A
     (MBIA Insured) <F10>             AAA       450,000     6.125    08/01/17     08/01/07@100      08/01/01@102        473,225

  7. Sacramento Municipal Util-
     ity District Electric Reve-
     nue Bonds, 1992 Series B
     (Refunded) (MBIA Insured)
     <F8><F10>                        AAA       450,000     6.375    08/15/22     NONE              08/15/02@102        502,605

  8. Transmission Agency of
     Northern California, Cali-
     fornia-Oregon Transmission
     Project, Revenue Bonds,
     1992 Series A (MBIA Insured)
     <F10>                            AAA       450,000     6.000    05/01/24     05/01/17@100      05/01/02@100        466,538

                                             $2,915,000                                                              $3,081,681




                                                   See notes to schedule of portfolio securities
                                                                        F-7

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                      INSURED CALIFORNIA SERIES 60

                           September 30, 1997





<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of September 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At September 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

        Gross unrealized market appreciation     $226,815

        Gross unrealized market depreciation         -

        Unrealized market appreciation           $226,815

    The amortized cost of the Securities for Federal income tax purposes was $2,854,866 at September 30, 1997.

<F8> The Issuer has indicated that it will refund this Security on its optional redemption date.

<F9> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

<F10>Insured by Municipal Bond Insurance Association ("MBIA").

<F11>Insured by Financial Guaranty Insurance Company ("FGIC").

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 123

                              September 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,321,721) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                  $2,526,815

Accrued interest receivable                                          44,212

Cash                                                                 11,516

           Total                                                  2,582,543


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                2,839

   Accrued Sponsor's fees                                             1,619

            Total liabilities                                         4,458


Net Assets:

   Balance applicable to 2,361 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $205,094                     $2,526,815

      Undistributed principal and net investment
        income (Note (b))                                51,270


           Net assets                                            $2,578,085

Net asset value per Unit ($2,578,085 divided by 2,361 Units)     $ 1 091.95




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 123



                                             For the years ended September 30,
                                                1997       1996       1995


Investment income - interest                  $167,252   $178,313   $189,589

Less Expenses:

   Trustee's fees and expenses                   5,367      5,707      6,063

   Sponsor's fees                                  651        693        736

           Total expenses                        6,018      6,400      6,799

           Investment income - net             161,234    171,913    182,790

Net gain on investments:

   Realized gain on securities sold or
     redeemed                                   22,123     24,858      8,877

   Net unrealized market appreciation           39,775     37,793    142,880

           Net gain on investments              61,898     62,651    151,757

Net increase in net assets resulting from
  operations                                  $223,132   $234,564   $334,547




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 123



                                          For the years ended September 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  161,234   $  171,913   $  182,790

   Realized gain on securities sold or
     redeemed                               22,123       24,858        8,877

   Net unrealized market appreciation       39,775       37,793      142,880

           Net increase in net assets
             resulting from operations     223,132      234,564      334,547


Less Distributions to Unit Holders:

   Principal                                  -          (3,639)        -

   Investment income - net                (161,122)    (171,276)    (181,947)

           Total distributions            (161,122)    (174,915)    (181,947)


Less Capital Share Transactions:

    Redemptions of 315 Units, 210 Units
      and 114 Units, respectively         (331,900)    (221,941)    (113,388)

    Accrued interest on redemption          (6,030)      (4,416)      (2,393)

           Total capital share
             transactions                 (337,930)    (226,357)    (115,781)

Net (decrease) increase in net assets     (275,920)    (166,708)      36,819

Net assets:

   Beginning of year                     2,854,005    3,020,713    2,983,894

   End of year (including undistributed
     principal and net investment in-
     come of $51,270, $56,107 and
     $60,103, respectively)             $2,578,085   $2,854,005   $3,020,713




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 123

                             September 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 14, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 123

                             September 30, 1997



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 14, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1997 follows:

       Original cost to investors                                $3,086,116
       Less:  Gross underwriting commissions (sales charge)        (151,206)
       Net cost to investors                                      2,934,910
       Cost of securities sold or redeemed                         (616,941)
       Net unrealized market appreciation                           205,094
       Accumulated interest accretion                                 3,752
       Net amount applicable to investors                        $2,526,815

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                          For the years ended September 30,
                                           1997           1996        1995

       Principal distributions during
         year                           $     -       $    1.36   $     -

       Net investment income distribu-
         tions during year              $   61.98     $   61.98   $   61.79

       Net asset value at end of year   $1,091.95     $1,066.52   $1,046.68

       Trust Units outstanding at end
         of year                            2,361         2,676       2,886

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 123

                                          September 30, 1997



Port-                                                                                                  Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities            <F14>     Amount      Rate       Date       Redemptions<F16> Redemptions<F15> Value<F17><F18>

  1. Wilmington, Delaware
     Single-Family Residual Reve-
     nue Zero Coupon Bonds,
     Series 1990C <F21>               AA+    $   40,000     0.000%   07/25/14     NONE              NONE             $   12,113

  2. Municipal Electric Author-
     ity of Georgia, Power Reve-
     nue Bonds, Series T
     (Refunded) <F20>                 Aaa<F22>  165,000     6.500    01/01/25     NONE              01/01/99@100        170,163

  3. Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1992B, Franciscan
     Sisters Health Care Corpora-
     tion Project (MBIA Insured)
     <F19>                            AAA       310,000     6.625    09/01/13     09/01/09@100      09/01/02@102        340,095

  4. Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1992 (Mercy Center
     for Health Care Services)        A-        300,000     6.650    10/01/22     10/01/13@100      10/01/02@102        318,042

  5. Hamilton Heights High
     School Building Corporation,
     Indiana, First Mortgage
     Refunding Bonds, Series 1992     A         300,000     6.600    01/01/11     07/01/08@100      01/01/03@102        334,053

  6. Indiana Health Facility
     Financing Authority, Hospi-
     tal Revenue Refunding Bonds,
     Series 1992A (St. Anthony
     Medical Center, Inc.)            A2<F22>   250,000     7.000    10/01/12     10/01/07@100      04/01/02@102        272,883

  7. Massachusetts Health and
     Educational Facilities
     Authority, Revenue Bonds,
     Melrose-Wakefield Hospital
     Issue, Series B                  A-        300,000     5.875    07/01/18     07/01/17@100      07/01/02@100        301,758

  8. New York City Municipal
     Water Finance Authority,
     Water and Sewer System Reve-
     nue Bonds, Series 1993B
     (Refunded) <F20>                 A2<F22>    60,000     6.375    06/15/22     NONE              06/15/02@101         65,930

  9. New York City Municipal
     Water Finance Authority,
     Water and Sewer System Reve-
     nue Bonds, Series 1993B
     (Refunded) <F20>                 A2<F22>    45,000     6.375    06/15/22     NONE              06/15/02@101         49,346

 10. Tulsa Public Facilities
     Authority, Oklahoma, Assem-
     bly Center Lease Payment
     Revenue Bonds, Refunding
     Series 1985                      A         300,000     6.600    07/01/14     07/01/08@100      NONE                341,118

 11. South Carolina Public
     Service Authority (Santee
     Cooper) Revenue Bonds, 1991
     Series D (Refunded) <F20>        AAA        10,000     6.625    07/01/31     NONE              07/01/02@102         11,162

 12. Municipality of Metropol-
     itan Seattle, Washington
     Sewer Refunding Revenue
     Bonds, Series V                  AA-       300,000     6.200    01/01/32     01/01/17@100      01/01/02@102        310,152

                                             $2,380,000                                                              $2,526,815




                                                   See notes to schedule of portfolio securities
                                                                        F-14

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 123

                           September 30, 1997





<F14> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F15> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F16> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F17> The market value of the Securities as of September 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F18> At September 30, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation     $205,376

       Gross unrealized market depreciation         (282)

       Net unrealized market appreciation       $205,094

    The amortized cost of the Securities for Federal income tax purposes was $2,321,721 at September 30, 1997.

<F19> Insured by Municipal Bond Insurance Association ("MBIA").

<F20> The Issuer has indicated that it will refund this Security on its optional redemption date.

<F21> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

<F22> Moody's Investors Service, Inc. rating.

 (MODULE)
      (NAME)    DWSMTPARTB941
      (CIK)     0000840581
      (CCC)     uit*59fl
 (/MODULE)

               CONTENTS OF REGISTRATION STATEMENT

      This registration statement comprises the following docu-ments:

           The facing sheet.

           The Cross Reference Sheet.

           The Prospectus.

           The signatures.

           Consents of the Evaluator, Independent Auditors,
           Standard & Poor's Ratings Services and California counsel; all other consents were previously filed.

           The following exhibits:

      8.   Opinion of Paul, Hastings, Janofsky & Walker LLP

      23. 1a. Consents of Kenny S&P Evaluation Services, a di-vision of J.J. Kenny Co., Inc.

           1b.  Consent of Independent Auditors.

           1d. Consent of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.

      27.  1.   Financial Data Schedule of
                Dean Witter Select Municipal Trust,
                Insured California Series 60.

           2.   Financial Data Schedule of
                Dean Witter Select Municipal Trust,
                Long Term Portfolio Series 123.

                       CONSENT OF COUNSEL

           The consents of Counsel to the use of their names in the Prospectus included in this Registration Statement are con-tained in their opinions filed as Exhibits EX-5 and EX-8 to this Registration Statement.

                           SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Insured California Series 60 and Long Term Portfolio Se-ries 123, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration State-ment to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 11th day of December, 1997.

                          DEAN WITTER SELECT MUNICIPAL TRUST,
                          INSURED CALIFORNIA SERIES 60
                          LONG TERM PORTFOLIO SERIES 123
                               (Registrants)

                          By:  DEAN WITTER REYNOLDS INC.
                                    (Depositor)

                                         Thomas Hines
                                         Thomas Hines
                                         Authorized Signatory

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 11th day of December, 1997.

                                    DEAN WITTER REYNOLDS INC.

 Name                   Office

 Philip J. Purcell      Chairman and       )
                        Chief Executive    )
                        Officer and        )
                        Directora32
                                            By:
                                               Thomas Hines
                                               Thomas Hines
                                               Attorney-in-fact*32




 a32 Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No.
      33-56389.

 Name                   Office

 Richard M. DeMartini   Directora32

 Robert J. Dwyer        Director*32

 Christine A. Edwards   Director*32

 Charls A. Fiumefreddo  Director*32

 James F. Higgins       Director*32

 Stephen R. Miller      Director*32

 Richard F. Powers      Director*32

 Philip J. Purcell      Director*32

 Thomas C. Schneider    Director*32

 William B. Smith       Director*32



























 a32 Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No.
      33-56389.